Quarterly Holdings Report
for
Fidelity® Emerging Markets Fund
January 31, 2024
EMF-NPRT1-0324
1.813065.119
Common Stocks - 97.1%
	Shares	Value ($)
Brazil - 6.4%
Hapvida Participacoes e Investimentos SA (a)(b)	70,537,100	55,240,584
Localiza Rent a Car SA	8,708,268	95,125,841
Localiza Rent a Car SA rights 2/5/24 (a)	31,245	56,759
Nu Holdings Ltd. (a)	10,720,500	92,303,505
Raia Drogasil SA	14,020,700	71,597,713
Totvs SA	11,158,200	70,988,710
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	18,665,484	30,780,116
XP, Inc. Class A	3,322,700	81,671,966
TOTAL BRAZIL		497,765,194
Canada - 0.6%
Cameco Corp.	1,014,000	48,412,853
China - 19.5%
Alibaba Group Holding Ltd.	17,460,732	156,604,925
Bank of Chengdu Co. Ltd. (A Shares)	17,931,644	31,346,375
Chervon Holdings Ltd.	9,903,337	20,130,884
JOYY, Inc. ADR	411,634	12,620,698
Kweichow Moutai Co. Ltd. (A Shares)	821,215	184,113,902
Meituan Class B (a)(b)	8,800,310	70,782,898
NetEase, Inc. ADR	684,800	66,863,872
PDD Holdings, Inc. ADR (a)	1,977,300	250,860,051
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	8,804,849	21,793,921
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	3,739,754	140,236,920
Sieyuan Electric Co. Ltd. (A Shares)	814,000	5,749,278
Sinopharm Group Co. Ltd. (H Shares)	21,850,899	57,456,611
Tencent Holdings Ltd.	10,997,900	381,751,638
Wuliangye Yibin Co. Ltd. (A Shares)	4,376,790	77,385,195
WuXi XDC Cayman, Inc.	10,111,291	25,531,626
ZKH Group Ltd. (A Shares)	49,945,071	21,910,403
TOTAL CHINA		1,525,139,197
France - 2.8%
Gaztransport et Technigaz SA	602,081	84,652,028
Hermes International SCA	42,019	88,903,567
LVMH Moet Hennessy Louis Vuitton SE	58,199	48,425,000
TOTAL FRANCE		221,980,595
Greece - 0.7%
OPAP SA	3,031,404	52,482,133
Hong Kong - 0.9%
AIA Group Ltd.	8,490,800	66,588,419
Hungary - 0.8%
Richter Gedeon PLC	2,267,800	61,218,382
India - 19.2%
360 ONE WAM Ltd.	7,331,256	54,759,899
Asian Paints Ltd.	1,738,200	61,716,898
Bajaj Finance Ltd.	1,154,900	95,551,591
Computer Age Management Services Private Ltd.	2,170,500	75,786,016
HDFC Bank Ltd.	12,865,267	226,149,254
HDFC Standard Life Insurance Co. Ltd. (b)	8,588,900	59,613,674
Kotak Mahindra Bank Ltd.	4,413,348	96,958,354
Larsen & Toubro Ltd.	3,305,632	138,331,452
Max Healthcare Institute Ltd.	6,318,600	59,395,579
Power Grid Corp. of India Ltd.	59,821,933	186,764,121
Reliance Industries Ltd.	7,001,618	240,447,472
Restaurant Brands Asia Ltd. (a)	12,763,656	18,206,417
Tata Consultancy Services Ltd.	2,210,600	101,491,548
Ultratech Cement Ltd.	691,800	84,551,257
TOTAL INDIA		1,499,723,532
Indonesia - 2.8%
PT Bank Central Asia Tbk	363,704,070	220,050,583
Italy - 1.2%
Ferrari NV (c)	277,100	95,854,432
Kazakhstan - 1.1%
Kaspi.KZ JSC:
ADR	104,300	9,538,235
GDR (Reg. S)	796,100	73,241,200
TOTAL KAZAKHSTAN		82,779,435
Kenya - 0.3%
Safaricom Ltd.	225,429,100	19,101,780
Korea (South) - 6.6%
JYP Entertainment Corp.	496,600	27,948,678
NAVER Corp.	592,590	88,369,300
Samsung Electronics Co. Ltd.	7,362,007	400,032,693
TOTAL KOREA (SOUTH)		516,350,671
Mexico - 3.7%
Banco del Bajio SA (b)	19,132,722	72,789,161
Becle S.A.B. de CV (c)	31,875,094	59,373,995
GCC S.A.B. de CV	5,310,400	61,328,078
Grupo Aeroportuario Norte S.A.B. de CV	158,633	1,452,273
Wal-Mart de Mexico SA de CV Series V	22,018,300	90,969,486
TOTAL MEXICO		285,912,993
Netherlands - 3.2%
ASML Holding NV (Netherlands)	188,700	163,713,883
BE Semiconductor Industries NV	590,400	89,198,730
TOTAL NETHERLANDS		252,912,613
Philippines - 0.5%
TaskUs, Inc. (a)(c)	2,890,072	35,952,496
Poland - 1.2%
Dino Polska SA (a)(b)	892,481	96,711,538
Russia - 0.2%
LUKOIL PJSC sponsored ADR (a)(d)	802,595	227,046
Sberbank of Russia (a)(d)	25,741,060	163,650
Yandex NV Series A (a)(d)	1,084,187	13,877,594
TOTAL RUSSIA		14,268,290
Saudi Arabia - 4.2%
Al Rajhi Bank	6,092,020	136,457,609
Dr Sulaiman Al Habib Medical Services Group Co.	1,017,600	78,692,302
Sabic Agriculture-Nutrients Co.	1,652,500	56,491,960
Saudi Arabian Oil Co. (b)	6,533,010	53,307,940
TOTAL SAUDI ARABIA		324,949,811
Sweden - 0.2%
VEF AB (a)(e)	95,309,129	17,080,571
Taiwan - 14.1%
ASPEED Tech, Inc.	833,000	81,834,029
Chailease Holding Co. Ltd.	7,770,168	43,020,892
eMemory Technology, Inc.	1,185,000	105,711,525
International Games Systems Co. Ltd.	2,823,036	74,700,883
Taiwan Semiconductor Manufacturing Co. Ltd.	37,406,000	748,967,545
Voltronic Power Technology Corp.	1,114,868	47,684,811
TOTAL TAIWAN		1,101,919,685
United Arab Emirates - 0.4%
Adnoc Gas PLC	37,888,100	33,215,721
United States of America - 6.5%
Energy Recovery, Inc. (a)	1,689,000	26,196,390
Globant SA (a)	388,200	91,541,442
NVIDIA Corp.	638,608	392,916,344
TOTAL UNITED STATES OF AMERICA		510,654,176
TOTAL COMMON STOCKS (Cost $5,975,934,336)		7,581,025,100

Preferred Stocks - 0.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (a)(d)(f)	85,253	18,851,996
Nonconvertible Preferred Stocks - 0.5%
Brazil - 0.5%
Alpargatas SA (PN) (a)	21,970,500	38,048,379
TOTAL PREFERRED STOCKS (Cost $56,703,875)		56,900,375

Convertible Bonds - 0.4%
	Principal Amount (g)	Value ($)
Brazil - 0.4%
Creditas Financial Solutions Ltd. 5% 7/28/27 (d)(f) (Cost $30,523,684)	30,523,684	32,379,524

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	38,590,613	38,598,331
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	6,684,873	6,685,541
TOTAL MONEY MARKET FUNDS (Cost $45,283,872)		45,283,872

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $6,108,445,767)	7,715,588,871
NET OTHER ASSETS (LIABILITIES) - 1.2%	93,917,586
NET ASSETS - 100.0%	7,809,506,457

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $408,445,795 or 5.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Affiliated company
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,231,520 or 0.7% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	9,341,528

Creditas Financial Solutions Ltd. 5% 7/28/27	1/28/22 - 7/28/23	30,523,684

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	53,179,150	629,683,119	644,263,938	1,711,747	-	-	38,598,331	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	27,684,244	77,386,995	98,385,698	4,884	-	-	6,685,541	0.0%
Total	80,863,394	707,070,114	742,649,636	1,716,631	-	-	45,283,872

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Restaurant Brands Asia Ltd.	34,411,680	-	17,902,416	-	(7,969,944)	9,667,097	-
VEF AB	15,223,914	-	-	-	-	1,856,657	17,080,571
Total	49,635,594	-	17,902,416	-	(7,969,944)	11,523,754	17,080,571

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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